Consolidated statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (492,505)	$ (3,842,278)	$ 1,578,624	$ 4,199,625
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	8,035	62,683	695,046	744,912
Amortization of right-of-use asset	242,940	1,895,294	2,350,116	2,595,595
Interest of lease liabilities	29,738	232,002	82,200	195,193
Deferred tax (benefit) expense	50,224	391,820	(391,820)
Change in operating assets and liabilities
Accounts receivable	409,191	3,192,306	(2,406,350)	(683,370)
Interest receivables	(66,050)	(515,287)
Deposits and prepayments	330	2,576	314,594	7,000
Tax recoverable	(75,349)	(587,834)	1,290,587	(1,290,587)
Accruals and other payables	95,026	741,339	(507,763)	(933,434)
Contract liabilities	(25,197)	(196,572)	(33,614)	(813,167)
Operating lease liabilities	(262,003)	(2,044,020)	(2,535,360)	(2,797,080)
Taxes payable	(31,070)	(242,393)	242,393	(5,211,905)
Net cash (used in) provided by operating activities	(116,690)	(910,364)	678,653	(3,987,218)
CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables - related parties	(12,395)	(96,700)
Payment for long-term investment	(1,858,617)	(14,500,000)
Net cash used in investing activities	(1,871,012)	(14,596,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net	18,014,197	140,537,759
Deferred IPO cost			(1,870,775)
Dividend distribution	(512,722)	(4,000,000)		(3,750,000)
Other payables - related parties	(1,397,590)	(10,903,300)	5,000,000	(50,000)
Net cash (used in) provided by financing activities	16,103,885	125,634,459	3,129,225	(3,800,000)
NET CHANGE IN CASH	14,116,183	110,127,395	3,807,878	(7,787,218)
CASH AT BEGINNING OF YEAR	1,498,024	11,686,838	7,878,960	15,666,178
CASH AT END OF YEAR	15,614,207	121,814,233	11,686,838	7,878,960
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	105,137	820,227		6,943,003
Cash received from tax refund			1,070,976
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	239,797	1,870,775
Deferred IPO costs recognized as share premium			$ 5,527,942